UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Blue Current Global Dividend Fund

Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.99%

How did the Fund perform during the reporting period?

Despite a myriad of geopolitical risks present over the course of 2026, global financial markets were able to advance during the Fund’s fiscal year ended August 31, 2026 with the Fund returning +21.92%. This compares to a +20.37% advance in the Fund’s primary benchmark (MSCI World Index) over the same twelve-month period. Market performance reflected continued economic momentum across most major economies, driven largely by unprecedented investment in artificial intelligence (AI) infrastructure. The ripple effects of hyperscaler spending have been difficult to ignore, with annual capital expenditures projected by J.P. Morgan to rise nearly 90% in 2026 and a further 75% in 2027, reaching approximately $1.4 trillion. While AI continues to support economic growth and corporate earnings, signs of stress are beginning to emerge. Investor skepticism regarding the sector's ability to finance escalating capital expenditures has tempered enthusiasm in recent months. Balance sheets are becoming increasingly stretched as companies deploy not only the entirety of their free cash flow but also debt financing and alternative off-balance-sheet structures to fund growth. These trends have raised questions about the durability of future returns and the ultimate economic payoff from AI-related investments. At the same time, elevated energy prices and persistent supply chain constraints have renewed inflationary pressures, prompting many developed-market central banks to raise interest rates at a time when economic growth has become increasingly reliant on continued AI investment.

As we enter the final months of 2026, rising interest rates represent the most significant risk to equity and bond valuations that have benefited from several years of strong performance. Taken together, these factors suggest a period of heightened volatility and a potentially more challenging investment environment as we enter 2027. The Fund's strategy remains unchanged: maintaining a diversified portfolio, avoiding areas characterized by excessive valuations, and limiting exposure to lower-quality businesses that depend heavily on external financing or favorable economic conditions. Historically, the Fund has sought opportunities between these extremes while remaining committed to our core mandate of investing in high-quality companies with the ability and willingness to reward shareholders through consistent dividend growth.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Blue Current Global Dividend Fund - Institutional Class - $302,783
MSCI World High Dividend Yield Index - $238,999
MSCI World Index - $339,652
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Aug-2016	$100,000	$100,000	$100,000
Aug-2017	$113,571	$111,739	$116,185
Aug-2018	$119,908	$118,927	$131,411
Aug-2019	$123,393	$121,923	$131,754
Aug-2020	$127,663	$124,079	$153,869
Aug-2021	$165,848	$152,427	$199,668
Aug-2022	$149,056	$140,862	$169,568
Aug-2023	$168,338	$156,284	$196,027
Aug-2024	$211,624	$183,294	$243,926
Aug-2025	$248,353	$199,341	$282,166
Aug-2026	$302,783	$238,999	$339,652

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	21.92%	12.79%	11.72%
MSCI World Index	20.37%	11.21%	13.01%
MSCI World High Dividend Yield Index	19.89%	9.41%	9.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.8%
Industrials
18.1%
Technology
14.4%
Consumer Staples
12.0%
Health Care
11.6%
Energy
7.3%
Real Estate
6.8%
Materials
2.2%
Consumer Discretionary
1.7%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.8%
Consumer Discretionary	1.7%
Materials	2.2%
Real Estate	6.8%
Energy	7.3%
Health Care	11.6%
Consumer Staples	12.0%
Technology	14.4%
Industrials	18.1%
Financials	24.8%

Fund Statistics

  Net Assets$98,430,653
  Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$600,811
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Country Weighting (% of net assets)

United States
47.5%
United Kingdom
13.5%
France
8.6%
Germany
7.9%
Japan
6.0%
Switzerland
5.1%
Canada
4.0%
Singapore
3.5%
Taiwan Province of China
2.8%

Table Summary
Value	Value
Taiwan Province of China	2.8%
Singapore	3.5%
Canada	4.0%
Switzerland	5.1%
Japan	6.0%
Germany	7.9%
France	8.6%
United Kingdom	13.5%
United States	47.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
DBS Group Holdings Ltd. - ADR	3.5%
Sandoz Group AG	3.5%
Broadcom, Inc.	3.4%
Ventas, Inc.	3.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.2%
Microsoft Corporation	3.2%
Morgan Stanley	3.2%
JPMorgan Chase & Company	3.2%
Siemens AG	3.1%
Coca-Cola Company (The)	3.1%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bluecurrentfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Blue Current Global Dividend Fund - Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-BCGDX

Marshfield Concentrated Opportunity Fund

(MRFOX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$102	0.99%

How did the Fund perform during the reporting period?

   As we’ve noted previously, we invest with the goal of outperforming, not belonging. We eschew the current darlings of the stock market in favor of our own independent assessment of what makes for a good company and a good price at which to buy it. Our strategy and discipline involve a high degree of patience and the willingness to hold cash, as well as an aversion to changing course simply because of the discomfort of being at odds with the crowd. We do not place any weight whatsoever on what other market participants are buying or on what the S&P 500® Index holds. We only invest in industries we understand well and which have competitive attributes that allow for the capture of economic rents and in companies that are well-positioned to capture such rents.

     While we invest bottom-up and try to avoid producing narratives around short-term performance, there are a few story arcs that can help explain the Fund’s performance over the past year. One of the themes will surprise no one: AI. Our investment in Cummins, which was not based on the generator technology it owns, blossomed unexpectedly into a data center play. The other three names producing the highest returns for the portfolio are also ones where the market’s expectations evolved in a positive direction, though for no headline reasons apart from one-off changes like two seamless CEO hand-offs and tariffs making freight forwarding more complex and therefore more lucrative. As with unhappy families, the issues besetting our laggards are varied: the pizza QSR (quick-service restaurant) sector is soft, and our play in that space is no different. Our auto parts retailer fell prey to market fears that high gas prices will reduce miles driven and therefore the need to buy replacement parts. Finally, our homebuilder was subject to fears about high mortgage rates, notwithstanding the fact that the company is known for its ability to adjust its pricing to fit most any environment. We believe each of these stories to be limited in duration.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026
Marshfield Concentrated Opportunity Fund - $42,210
S&P 500® Index - $41,793

Table Summary
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Aug-2016	$10,000	$10,000
Aug-2017	$11,927	$11,623
Aug-2018	$14,874	$13,909
Aug-2019	$17,421	$14,315
Aug-2020	$20,115	$17,455
Aug-2021	$24,428	$22,895
Aug-2022	$23,888	$20,325
Aug-2023	$29,014	$23,566
Aug-2024	$36,222	$29,960
Aug-2025	$40,100	$34,718
Aug-2026	$42,210	$41,793

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Marshfield Concentrated Opportunity Fund	5.26%	11.56%	15.49%
S&P 500® Index	20.38%	12.79%	15.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Fund Statistics

  Net Assets$1,279,347,040
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$11,323,705
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	75.3%
Money Market Funds	24.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance and Insurance
34.2%
Money Market Funds
24.6%
Retail Trade
16.3%
Transportation and Warehousing
5.0%
Manufacturing
4.6%
Administrative and Support and Waste Management and Remediation Services
3.8%
Accommodation and Food Services
3.6%
Wholesale Trade
2.6%
Information
2.5%
Construction
2.3%
Educational Services
0.1%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	0.1%
Construction	2.3%
Information	2.5%
Wholesale Trade	2.6%
Accommodation and Food Services	3.6%
Administrative and Support and Waste Management and Remediation Services	3.8%
Manufacturing	4.6%
Transportation and Warehousing	5.0%
Retail Trade	16.3%
Money Market Funds	24.6%
Finance and Insurance	34.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
UnitedHealth Group, Inc.	9.6%
AutoZone, Inc.	7.8%
Progressive Corporation (The)	7.5%
Visa, Inc. - Class A	6.1%
Mastercard, Inc. - Class A	5.7%
Arch Capital Group Ltd.	5.3%
Expeditors International of Washington, Inc.	5.0%
NIKE, Inc. - Class B	4.6%
O'Reilly Automotive, Inc.	4.6%
Moody's Corporation	3.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Marshfield Concentrated Opportunity Fund (MRFOX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://marshfieldfunds.com/fund-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-MRFOX

Meehan Focus Fund

(MEFOX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$111	1.00%

How did the Fund perform during the reporting period?

     For the 12 months ended August 31, 2026, the Fund returned 21.47%, outpacing the 20.38% return of its primary benchmark, the S&P 500® Index. The initial geopolitical shock of the Iran War drove a sharp, short-term market selloff in the early spring, but stocks have since rebounded. The U.S. economy is recalibrating to higher commodity prices, inflation, and interest rates driven by the closure of the Strait of Hormuz, among other factors. However, strong corporate earnings growth, a steadily low unemployment rate, and healthy consumer and business spending were key drivers of positive stock market returns.

     The Fund’s significant positions in large-capitalization technology stocks drove a substantial portion of the Fund’s outperformance during the reporting period. Top fund holdings including Broadcom, Inc., Apple, Inc. and Applied Materials, Inc. all command unique competitive advantages within their respective markets, and continue to benefit from the rapid, widespread growth in artificial intelligence capabilities. In addition, strong performance from several holdings outside of the technology sector including Vertex Pharmaceuticals, Inc. (Health Care), United Rentals, Inc. (Industrials), and Shell plc-ADR (Energy) also contributed to the Fund’s solid results over the past 12 months.

     Communications was the worst performing sector in the S&P 500® Index during the reporting period, but the Fund’s sole holding in that sector, Alphabet, Inc., was among the Fund’s best performers over the past 12 months. Weak performance from homebuilder Lennar Corporation, home-improvement retailer Lowe’s Companies, Inc., and payment processor Fiserv, which is no longer a Fund holding, were the most substantial detractors from Fund performance over the past 12 months.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026
Meehan Focus Fund - $48,133
S&P 500® Index - $41,793
S&P 500® Value Index - $31,076

Table Summary
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2016	$10,000	$10,000	$10,000
Aug-2017	$11,581	$11,623	$11,235
Aug-2018	$13,821	$13,909	$12,723
Aug-2019	$13,926	$14,315	$12,995
Aug-2020	$17,827	$17,455	$13,442
Aug-2021	$24,290	$22,895	$17,911
Aug-2022	$21,075	$20,325	$17,103
Aug-2023	$25,538	$23,566	$20,058
Aug-2024	$33,366	$29,960	$24,797
Aug-2025	$39,625	$34,718	$26,305
Aug-2026	$48,133	$41,793	$31,076

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Meehan Focus Fund	21.47%	14.66%	17.02%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Value Index	18.14%	11.65%	12.01%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 884-5968.

Fund Statistics

  Net Assets$220,386,910
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers & recoupments)$1,536,399
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.4%
Money Market Funds	5.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
39.3%
Industrials
12.3%
Consumer Discretionary
11.6%
Financials
11.4%
Communications
9.0%
Health Care
6.9%
Money Market Funds
5.6%
Energy
2.2%
Real Estate
1.7%

Table Summary
Value	Value
Real Estate	1.7%
Energy	2.2%
Money Market Funds	5.6%
Health Care	6.9%
Communications	9.0%
Financials	11.4%
Consumer Discretionary	11.6%
Industrials	12.3%
Technology	39.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.6%
Alphabet, Inc. - Classes A & C	9.0%
Apple, Inc.	8.0%
Applied Materials, Inc.	7.4%
United Rentals, Inc.	7.2%
Microsoft Corporation	6.9%
Berkshire Hathaway, Inc. - Class B	5.7%
NVIDIA Corporation	5.5%
Amazon.com, Inc.	4.9%
Lowe's Companies, Inc.	3.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Meehan Focus Fund (MEFOX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.meehanmutualfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-MEFOX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Clifford N. Schireson. Mr. Shireson is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $47,400 and $45,900 with respect to the registrant’s fiscal years ended August 31, 2026 and 2025, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,800 and $10,200 with respect to the registrant’s fiscal years ended August 31, 2026 and 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended August 31, 2026 and 2025, aggregate non-audit fees of $10,800 and $10,200, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

August 31, 2026

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026
COMMON STOCKS — 98.9%	Shares	Value
Consumer Discretionary — 1.7%
Retail - Discretionary — 1.7%
Dick’s Sporting Goods, Inc.	12,500	$1,688,750

Consumer Staples — 12.0%
Beverages — 5.7%
Coca-Cola Company (The)	34,535	3,062,218
Coca-Cola Europacific Partners plc	23,330	2,520,107
		5,582,325
Food — 2.5%
Danone S.A.	32,500	2,424,834

Household Products — 2.0%
Unilever plc - ADR	30,855	2,000,947

Retail - Consumer Staples — 1.8%
Walmart, Inc.	17,350	1,819,494

Energy — 7.3%
Oil & Gas Producers — 7.3%
Enbridge, Inc.	25,500	1,289,535
Shell plc - ADR	31,400	2,871,530
Targa Resources Corporation	10,360	3,042,214
		7,203,279
Financials — 24.8%
Banking — 19.5%
BNP Paribas S.A.	16,800	2,001,140
DBS Group Holdings Ltd. - ADR	14,294	3,466,581
Deutsche Bank AG	65,000	2,604,487
JPMorgan Chase & Company	8,711	3,101,290
Mitsubishi UFJ Financial Group, Inc. - ADR	140,000	3,185,000
National Bank of Canada	17,600	2,701,449
Truist Financial Corporation	43,000	2,131,940
		19,191,887
Institutional Financial Services — 3.2%
Morgan Stanley	14,600	3,114,472

Insurance — 2.1%
Allianz SE - ADR	9,200	479,136
Allianz SE	3,000	1,565,307
		2,044,443

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Health Care — 11.6%
Biotech & Pharma — 9.5%
AstraZeneca plc	12,300	$1,994,199
Johnson & Johnson	9,062	2,409,133
Roche Holding AG - ADR	28,500	1,530,450
Sandoz Group AG	41,100	3,452,378
		9,386,160
Medical Equipment & Devices — 2.1%
Abbott Laboratories	18,600	2,052,696

Industrials — 18.1%
Aerospace & Defense — 6.5%
BAE Systems plc	63,000	1,728,419
RTX Corporation	12,795	2,657,906
Thales S.A.	7,200	2,043,098
		6,429,423
Diversified Industrials — 5.9%
Hitachi Ltd. - ADR	80,000	2,714,400
Siemens AG	9,300	3,084,529
		5,798,929
Electrical Equipment — 2.0%
Schneider Electric SE	5,800	1,986,193

Transportation & Logistics — 3.7%
FedEx Corporation	6,800	2,226,320
FedEx Freight Holding Company, Inc. (a)	2,800	374,472
Union Pacific Corporation	3,300	992,211
		3,593,003
Materials — 2.2%
Metals & Mining — 2.2%
Rio Tinto plc - ADR	21,300	2,183,250

Real Estate — 6.8%
REITs — 6.8%
Digital Realty Trust, Inc.	9,000	1,670,310
Highwoods Properties, Inc.	56,000	1,713,600
Ventas, Inc.	36,000	3,282,120
		6,666,030
Technology — 14.4%
Semiconductors — 8.4%
Broadcom, Inc.	9,100	3,370,094
QUALCOMM, Inc.	12,584	2,145,320
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,700	2,782,644
		8,298,058

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Technology — 14.4% (Continued)
Software — 3.2%
Microsoft Corporation	6,220	$3,155,344

Technology Hardware — 2.8%
Hewlett Packard Enterprise Company	52,000	2,716,480

Total Common Stocks (Cost $56,211,618)		$97,335,997

MONEY MARKET FUNDS — 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 3.55% (b) (Cost $819,625)	819,625	$819,625

Investments at Value — 99.7% (Cost $57,031,243)		$98,155,622

Other Assets in Excess of Liabilities — 0.3%		275,031

Net Assets — 100.0%		$98,430,653

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
August 31, 2026
		% of Net
Country	Value	Assets
United States	$46,726,384	47.5%
United Kingdom	13,298,452	13.5%
France	8,455,265	8.6%
Germany	7,733,459	7.9%
Japan	5,899,400	6.0%
Switzerland	4,982,828	5.1%
Canada	3,990,984	4.0%
Singapore	3,466,581	3.5%
Taiwan Province of China	2,782,644	2.8%
	$97,335,997	98.9%

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
ASSETS
Investments in securities:
At cost	$57,031,243
At value (Note 2)	$98,155,622
Receivable for capital shares sold	100,020
Dividends receivable	245,141
Tax reclaims receivable	123,271
Other assets	11,062
Total assets	98,635,116

LIABILITIES
Payable for capital shares redeemed	93,835
Payable to Adviser (Note 4)	60,002
Payable to Trustees (Note 4)	5,135
Payable to administrator (Note 4)	31,565
Other accrued expenses	13,926
Total liabilities	204,463

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$98,430,653

NET ASSETS CONSIST OF:
Paid-in capital	$47,833,088
Distributable earnings	50,597,565
NET ASSETS	$98,430,653

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$98,430,653
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	4,569,047
Net asset value, offering and redemption price per share (a) (Note 2)	$21.54

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2026
INVESTMENT INCOME
Dividends	$2,486,717
Foreign withholding taxes on dividends	(196,236)
Tax reclaims received	48,915
Total investment income	2,339,396

EXPENSES
Management fees (Note 4)	954,067
Administration fees (Note 4)	103,364
Fund accounting fees (Note 4)	52,340
Legal fees	30,975
Registration and filing fees	26,268
Transfer agent fees (Note 4)	22,155
Trustees’ fees and expenses (Note 4)	21,254
Custodian and bank service fees	21,140
Audit and tax services fees	20,068
Compliance fees (Note 4)	12,005
Shareholder reporting expenses	11,821
Pricing fees	4,582
Postage and supplies	3,493
Insurance expense	3,398
Tax reclaims collection expense	725
Other expenses	20,465
Total expenses	1,308,120
Fee reductions by the Adviser (Note 4)	(353,256)
Net expenses	954,864

NET INVESTMENT INCOME	1,384,532

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	9,257,150
Foreign currency transactions (Note 2)	11,184
Net change in unrealized appreciation (depreciation) on:
Investments	8,340,004
Foreign currency translations (Note 2)	(991)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	17,607,347

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,991,879

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2026	2025
FROM OPERATIONS
Net investment income	$1,384,532	$1,331,190
Net realized gains from:
Investments	9,257,150	2,904,008
Foreign currency transactions	11,184	110,240
Net change in unrealized appreciation (depreciation) on:
Investments	8,340,004	8,974,377
Foreign currency translations	(991)	(24,676)
Net change in net assets from operations	18,991,879	13,295,139

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(4,410,567)	(2,897,796)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	11,936,573	8,643,820
Net asset value of shares issued in reinvestment of distributions to shareholders	2,334,702	1,626,285
Proceeds from redemption fees collected (Note 2)	4,328	5,260
Payments for shares redeemed	(20,340,537)	(7,182,557)
Net change in Institutional Shares net assets from capital share transactions	(6,064,934)	3,092,808

TOTAL CHANGE IN NET ASSETS	8,516,378	13,490,151

NET ASSETS
Beginning of year	89,914,275	76,424,124
End of year	$98,430,653	$89,914,275

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	595,996	520,382
Shares reinvested	119,528	101,058
Shares redeemed	(1,005,433)	(430,497)
Net change in shares outstanding	(289,909)	190,943
Shares outstanding, beginning of year	4,858,956	4,668,013
Shares outstanding, end of year	4,569,047	4,858,956

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	August 31,		August 31,		August 31,	August 31,	August 31,
	2026		2025		2024	2023	2022
Net asset value at beginning of year	$18.50		$16.37		$13.29	$12.40	$15.06
Income (loss) from investment operations:
Net investment income	0.30		0.28		0.29	0.28	0.48
Net realized and unrealized gains (losses) on investments and foreign currencies	3.66		2.46		3.09	1.28	(1.88)
Total from investment operations	3.96		2.74		3.38	1.56	(1.40)
Less distributions from:
Net investment income	(0.32)		(0.26)		(0.30)	(0.28)	(0.49)
Net realized gains	(0.60)		(0.35)		—	(0.39)	(0.77)
Total distributions	(0.92)		(0.61)		(0.30)	(0.67)	(1.26)
Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)
Net asset value at end of year	$21.54		$18.50		$16.37	$13.29	$12.40
Total return (b)	21.92%		17.36%		25.71%	12.94%	(10.12%)
Net assets at end of year (000’s)	$98,431		$89,914		$76,424	$62,804	$51,286
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.36	% (c)	1.40	% (c)	1.43%	1.48%	1.49%
Ratio of net expenses to average net assets (d)	0.99	% (c)	1.00	% (c)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (d)	1.44%		1.67%		2.04%	2.18%	3.43%
Portfolio turnover rate	29%		33%		46%	60%	60%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees (Note 4).

(c)	Includes 0.00%(e) and 0.01% of tax reclaims collection expense for the years ended August 31, 2026 and 2025, respectively.

(d)	Ratio was determined after management fee reductions by the Adviser (Note 4).

(e)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Segment reporting – The management team of SCS Capital Management LLC (“SCS” or the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management has adopted, and the impact was not material.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies,

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by SCS, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$76,445,612	$20,890,385	$—	$97,335,997
Money Market Funds	819,625	—	—	819,625
Total	$77,265,237	$20,890,385	$—	$98,155,622

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2026.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the value of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the years ended August 31, 2026 and 2025, proceeds from redemption fees, recorded in capital, totaled $4,328 and $5,260, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2026 and 2025 was as follows:

	Ordinary	Long-Term	Total
Year Ended	Income	Capital Gains	Distributions
August 31, 2026	$1,506,584	$2,903,983	$4,410,567
August 31, 2025	$1,265,168	$1,632,628	$2,897,796

On September 30, 2026, the Fund paid an ordinary income dividend of $0.0647 per share to shareholders of record on September 29, 2026.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2%

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years. The following information is computed on a tax basis for each item as of August 31, 2026:

Tax cost of investments	$57,029,542
Gross unrealized appreciation	$41,494,880
Gross unrealized depreciation	(368,800)
Net unrealized appreciation on investments	41,126,080
Net unrealized appreciation on foreign currency translation	3,682
Undistributed ordinary income	210,805
Undistributed long-term capital gains	9,256,998
Distributable earnings	$50,597,565

The difference between the federal income tax cost of investments and the financial cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

3. Investment Transactions

During the year ended August 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $27,411,651 and $35,779,072, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser had agreed, until January 1, 2027, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares. Accordingly, under the ELA, the Adviser reduced its management fees in the amount of $353,256 during the year ended August 31, 2026.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2026, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $974,110 no later than the dates stated below:

August 31, 2027	$301,002
August 31, 2028	319,852
August 31, 2029	353,256
Total	$974,110

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursements for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend distributed to shareholders on September 30, 2026, as discussed in Note 2.

BLUE CURRENT GLOBAL DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Blue Current Global Dividend Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Current Global Dividend Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

BLUE CURRENT GLOBAL DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2026

BLUE CURRENT GLOBAL DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

OTHER FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2026, the Fund designated $2,903,983 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended August 31, 2026, 54.63% of ordinary income dividends qualified for the corporate dividends received deduction.

The Fund intends to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.2371 and the foreign tax expenses per share was $0.0225. The passthrough of the foreign tax credit will only affect those persons who are shareholders on the dividend date of record. These shareholders will receive more detailed information with their 2026 Form 1099-DIV.

Annual Financial Statements and Additional Information

August 31, 2026

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026
COMMON STOCKS — 75.0%	Shares	Value
Accommodation and Food Services — 3.6%
Restaurants and Other Eating Places — 3.6%
Domino’s Pizza, Inc.	133,749	$45,750,183

Administrative and Support and Waste Management and Remediation Services — 3.8%
Credit Bureaus — 3.8%
Moody’s Corporation	97,175	49,038,392

Construction — 2.3%
Residential Building Construction — 2.3%
NVR, Inc. (a)	4,631	29,245,830

Educational Services — 0.1%
Colleges, Universities, and Professional Schools — 0.1%
Strategic Education, Inc.	17,951	1,487,061

Finance and Insurance — 34.2%
Direct Insurance (except Life, Health, and Medical) Carriers — 12.8%
Arch Capital Group Ltd. (a)	687,131	67,386,937
Progressive Corporation (The)	441,886	96,366,499
		163,753,436
Direct Life, Health and Medical Insurance Carriers — 9.6%
UnitedHealth Group, Inc.	314,504	122,471,002

Financial Transactions Processing, Reserve, and Clearinghouse Activities — 11.8%
Mastercard, Inc. - Class A	123,739	72,920,630
Visa, Inc. - Class A	205,999	78,149,841
		151,070,471
Information — 2.5%
Motion Picture and Video Production — 2.5%
Walt Disney Company (The)	292,297	31,436,542

1

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 75.0% (Continued)	Shares	Value
Manufacturing — 4.6%
Footwear Manufacturing — 4.6%
NIKE, Inc. - Class B	1,518,858	$59,326,594

Retail Trade — 16.3%
Automotive Parts and Accessories Retailers — 12.4%
AutoZone, Inc. (a)	33,340	99,727,941
O’Reilly Automotive, Inc. (a)	661,687	58,757,806
		158,485,747
Clothing and Clothing Accessories Retailers — 3.9%
Ross Stores, Inc.	103,863	23,736,850
TJX Companies, Inc. (The)	198,221	26,543,774
		50,280,624
Transportation and Warehousing — 5.0%
Freight Transportation Arrangement — 5.0%
Expeditors International of Washington, Inc.	340,263	64,530,878

Wholesale Trade — 2.6%
Industrial Supplies Merchant Wholesalers — 2.6%
Fastenal Company	664,425	32,762,797

Total Common Stocks (Cost $697,400,130)		$959,639,557

MONEY MARKET FUNDS — 24.6%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 3.57% (b)	186,405,895	$186,405,895
Vanguard Treasury Money Market Fund - Investor Shares, 3.69% (b)	127,975,031	127,975,031
Total Money Market Funds (Cost $314,380,926)		$314,380,926

Investments at Value — 99.6% (Cost $1,011,781,056)		$1,274,020,483

Other Assets in Excess of Liabilities — 0.4%		5,326,557

Net Assets — 100.0%		$1,279,347,040

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
ASSETS
Investments in securities:
At cost	$1,011,781,056
At value (Note 2)	$1,274,020,483
Receivable for capital shares sold	5,822,854
Receivable for investment securities sold	26,942
Dividends receivable	1,325,498
Other assets	40,886
Total assets	1,281,236,663

LIABILITIES
Payable for capital shares redeemed	737,157
Payable for investment securities purchased	74,334
Payable to Adviser (Note 4)	948,494
Payable to administrator (Note 4)	93,830
Other accrued expenses	35,808
Total liabilities	1,889,623

CONTINGENCIES AND COMMITMENTS (Note 5)	—

NET ASSETS	$1,279,347,040

NET ASSETS CONSIST OF:
Paid-in capital	$881,380,761
Distributable earnings	397,966,279
NET ASSETS	$1,279,347,040

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	35,651,404

Net asset value, offering price and redemption price per share (a) (Note 2)	$35.88

(a)	Shares redeemed within 90 days of purchase are subject to a 2% redemption fee.

See accompanying notes to financial statements.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2026
INVESTMENT INCOME
Dividend income	$25,805,471

EXPENSES
Management fees (Note 4)	12,259,826
Administration fees (Note 4)	739,945
Fund accounting fees (Note 4)	127,545
Compliance fees (Note 4)	126,674
Transfer agent fees (Note 4)	120,230
Custody and bank service fees	112,542
Registration and filing fees	61,602
Postage and supplies	36,574
Legal fees	30,976
Shareholder reporting expenses	26,884
Trustees’ fees and expenses (Note 4)	21,957
Audit and tax services fees	19,168
Insurance expense	8,754
Other expenses	19,475
Total expenses	13,712,152
Less fee reductions by the Adviser (Note 4)	(936,121)
Net expenses	12,776,031

NET INVESTMENT INCOME	13,029,440

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	125,323,030
Net change in unrealized appreciation (depreciation) on investments	(73,429,568)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	51,893,462

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$64,922,902

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2026	2025
FROM OPERATIONS
Net investment income	$13,029,440	$11,125,293
Net realized gains from investment transactions	125,323,030	13,817,184
Net change in unrealized appreciation (depreciation) on investments	(73,429,568)	92,493,907
Net change in net assets resulting from operations	64,922,902	117,436,384

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(20,939,448)	(44,994,880)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	248,525,919	378,803,992
Net asset value of shares issued in reinvestment of distributions to shareholders	20,139,611	43,563,448
Proceeds from redemption fees collected (Note 2)	192,460	370,827
Payments for shares redeemed	(312,179,759)	(172,455,306)
Net change in net assets from capital share transactions	(43,321,769)	250,282,961

TOTAL CHANGE IN NET ASSETS	661,685	322,724,465

NET ASSETS
Beginning of year	1,278,685,355	955,960,890
End of year	$1,279,347,040	$1,278,685,355

CAPITAL SHARES ACTIVITY
Shares sold	7,173,362	11,615,418
Shares reinvested	578,724	1,342,066
Shares redeemed	(9,023,332)	(5,283,299)
Net change in shares outstanding	(1,271,246)	7,674,185
Shares outstanding at beginning of year	36,922,650	29,248,465
Shares outstanding at end of year	35,651,404	36,922,650

See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$34.63	$32.68	$26.30	$21.73	$23.76
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.32	0.19	0.13	(0.01)
Net realized and unrealized gains (losses) on investments	1.43	3.07	6.31	4.51	(0.46)
Total from investment operations	1.79	3.39	6.50	4.64	(0.47)
Less distributions from:
Net investment income	(0.22)	(0.32)	(0.13)	(0.03)	—
Net realized gains	(0.33)	(1.13)	—	(0.05)	(1.56)
Total distributions	(0.55)	(1.45)	(0.13)	(0.08)	(1.56)
Proceeds from redemption fees collected (Note 2)	0.01	0.01	0.01	0.01	0.00 (a)
Net asset value at end of year	$35.88	$34.63	$32.68	$26.30	$21.73
Total return (b)	5.26%	10.71%	24.84%	21.46%	(2.21%)
Net assets at end of year (000,000’s)	$1,279	$1,279	$956	$533	$312
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.06%	1.07%	1.09%	1.11%	1.14%
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets (c)	1.01%	1.01%	0.75%	0.61%	(0.04%)
Portfolio turnover rate	18%	6%	25%	0%	3%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Marshfield Associates, Inc. (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$959,639,557	$—	$—	$959,639,557
Money Market Funds	314,380,926	—	—	314,380,926
Total	$1,274,020,483	$—	$—	$1,274,020,483

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2026.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended August 31, 2026 and 2025, proceeds from the redemption fees, recorded in capital, totaled $192,460 and $370,827, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the years ended August 31, 2026 and 2025 was as follows:

		Long-Term
Year	Ordinary	Capital	Total
Ended	Income	Gains	Distributions
8/31/2026	$10,366,063	$10,573,385	$20,939,448
8/31/2025	$25,734,382	$19,260,498	$44,994,880

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2026:

Tax cost of investments	$1,011,841,118
Gross unrealized appreciation	$285,562,429
Gross unrealized depreciation	(23,383,064)
Net unrealized appreciation	262,179,365
Undistributed ordinary income	18,234,615
Undistributed long-term capital gains	117,552,299
Distributable earnings	$397,966,279

The values of the federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended August 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $175,930,394 and $327,971,008, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2027, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business), to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2026, the Adviser reduced its management fees by $936,121.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2026, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $2,547,761 no later than the dates as stated below:

August 31, 2027	$728,377
August 31, 2028	883,263
August 31, 2029	936,121
Total	$2,547,761

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a fund that is diversified because of the poor performance of a single investment.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of August 31, 2026, the Fund had 34.2% of the value of its net assets invested in stocks in the Finance and Insurance sector.

8. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of money market funds. As of August 31, 2026, the Fund had 24.6% of the value of its net assets invested in shares of money market funds registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as an investor in money market funds, indirectly bears the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marshfield Concentrated Opportunity Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marshfield Concentrated Opportunity Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker. Our audits

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2026

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2026, the Fund designated $10,573,385 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 60.12% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended August 31, 2026, 59.87% of ordinary income dividends qualifies for the corporate dividends received deduction.

16

MEEHAN FOCUS FUND

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

August 31, 2026

This report is for the information of the shareholders of Meehan Focus Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Investors should refer to the Fund’s prospectus for a description of risk factors associated with investments in the Fund.

Meehan Focus Fund	Distributor:
A Series of Ultimus Managers Trust	Ultimus Fund Distributors, LLC
7250 Woodmont Avenue, Suite 315	225 Pictoria Drive, Suite 450
Bethesda, MD 20814	Cincinnati, OH 45246
(866) 884-5968	(800) 933-8413

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2026
COMMON STOCKS — 94.4%	Shares	Value
Communications — 9.0%
Internet Media & Services — 9.0%
Alphabet, Inc. - Class A	24,195	$8,210,573
Alphabet, Inc. - Class C	34,830	11,682,330
		19,892,903
Consumer Discretionary — 11.6%
E-Commerce Discretionary — 4.9%
Amazon.com, Inc. (a)	41,435	10,763,570

Home Construction — 0.6%
Lennar Corporation - Class A	16,000	1,345,760

Retail - Discretionary — 6.1%
Lowe’s Companies, Inc.	39,600	8,106,120
Williams-Sonoma, Inc.	23,860	5,446,045
		13,552,165
Energy — 2.2%
Oil & Gas Producers — 2.2%
Shell plc - ADR	52,850	4,833,132

Financials — 11.4%
Asset Management — 5.7%
BlackRock, Inc.	2,925	3,380,159
Blackstone, Inc.	12,200	1,747,528
Charles Schwab Corporation (The)	67,225	7,382,650
		12,510,337
Insurance — 5.7%
Berkshire Hathaway, Inc. - Class B (a)	24,850	12,525,145

Health Care — 6.9%
Biotech & Pharma — 5.5%
Eli Lilly & Company	850	983,221
Novartis AG - ADR	20,420	3,105,065
Vertex Pharmaceuticals, Inc. (a)	14,800	8,058,896
		12,147,182

1

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Health Care — 6.9% (Continued)
Medical Equipment & Devices — 1.4%
Thermo Fisher Scientific, Inc.	5,000	$3,085,500

Industrials — 12.3%
Aerospace & Defense — 0.4%
Boeing Company (The) (a)	4,520	939,166

Electrical Equipment — 2.4%
Johnson Controls International plc	37,275	5,152,896

Industrial Support Services — 7.2%
United Rentals, Inc.	15,315	15,896,970

Machinery — 2.3%
Deere & Company	7,800	5,108,298

Real Estate — 1.7%
REITs — 1.7%
Millrose Properties, Inc.	8,000	243,360
Simon Property Group, Inc.	16,500	3,503,280
		3,746,640
Technology — 39.3%
Semiconductors — 22.5%
Applied Materials, Inc.	35,365	16,210,962
Broadcom, Inc.	57,390	21,253,813
NVIDIA Corporation	54,600	12,054,588
		49,519,363
Software — 6.9%
Microsoft Corporation	30,060	15,249,138

Technology Hardware — 8.0%
Apple, Inc.	55,645	17,631,118

Technology Services — 1.9%
Visa, Inc. - Class A	11,000	4,173,070

Total Common Stocks (Cost $43,210,021)		$208,072,353

2

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.6%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 3.54% (b) (Cost $12,331,345)	12,331,345	$12,331,345

Investments at Value — 100.0% (Cost $55,541,366)		$220,403,698

Liabilities in Excess of Other Assets – (0.0%) (c)		(16,788)

Net Assets — 100.0%		$220,386,910

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of August 31, 2026.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

3

MEEHAN FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
ASSETS
Investments in securities:
At cost	$55,541,366
At value (Note 2)	$220,403,698
Dividends receivable	129,406
Tax reclaims receivable	29,561
Other assets	20,411
TOTAL ASSETS	220,583,076

LIABILITIES
Payable to Adviser (Note 4)	157,590
Payable to administrator (Note 4)	25,638
Other accrued expenses	12,938
TOTAL LIABILITIES	196,166

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—

NET ASSETS	$220,386,910

NET ASSETS CONSIST OF:
Paid-in capital	$54,261,932
Distributable earnings	166,124,978
NET ASSETS	$220,386,910

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,663,176

Net asset value, offering price and redemption price per share (a) (Note 2)	$82.75

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held.

See accompanying notes to financial statements.

4

MEEHAN FOCUS FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2026
INVESTMENT INCOME
Dividend income	$1,926,787
Foreign withholding taxes on dividends (net of reclaims received)	(19,590)
1,907,197
EXPENSES
Management fees (Note 4)	1,583,588
Administration fees (Note 4)	180,577
Fund accounting fees (Note 4)	58,074
Registration and filing fees	36,580
Legal fees	30,976
Transfer agent fees (Note 4)	22,715
Trustees’ fees and expenses (Note 4)	21,998
Compliance fees (Note 4)	20,865
Audit and tax services fees	19,168
Custody and bank service fees	17,162
Shareholder reporting expenses	8,406
Postage and supplies	6,796
Insurance expense	3,575
Other expenses	16,212
TOTAL EXPENSES	2,026,692
Management fees reduced by the Adviser (Note 4)	(52,618)
Management fees recouped (Note 4)	5,429
NET EXPENSES	1,979,503

NET INVESTMENT LOSS	(72,306)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	1,382,545
Net change in unrealized appreciation (depreciation) on investments	36,797,490
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	38,180,035

NET CHANGE IN NET ASSETS FROM OPERATIONS	$38,107,729

See accompanying notes to financial statements.

5

MEEHAN FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2026	2025
FROM OPERATIONS
Net investment income (loss)	$(72,306)	$308,592
Net realized gains from investments	1,382,545	630,936
Net realized gains from in-kind redemptions	—	6,593,901
Net change in unrealized appreciation (depreciation) on investments	36,797,490	20,797,403
Net change in net assets resulting from operations	38,107,729	28,330,832

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(299,848)	(1,435,407)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,361,490	6,231,269
Net asset value of shares issued in reinvestment of distributions to shareholders	295,250	1,418,264
Proceeds from redemption fees collected (Note 2)	—	494
Payments for shares redeemed	(3,637,627)	(12,301,613)
Net change in net assets from capital share transactions	7,019,113	(4,651,586)

TOTAL CHANGE IN NET ASSETS	44,826,994	22,243,839

NET ASSETS
Beginning of year	175,559,916	153,316,077
End of year	$220,386,910	$175,559,916

CAPITAL SHARES ACTIVITY
Shares sold	134,967	101,835
Shares reinvested	4,002	22,890
Shares redeemed	(48,721)	(196,289)
Net change in shares outstanding	90,248	(71,564)
Shares outstanding at beginning of year	2,572,928	2,644,492
Shares outstanding at end of year	2,663,176	2,572,928

See accompanying notes to financial statements.

6

MEEHAN FOCUS FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$68.23	$57.98	$44.54	$37.05	$44.21
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.12	0.08	0.18	0.01
Net realized and unrealized gains (losses) on investments	14.67	10.70	13.54	7.60	(5.56)
Total from investment operations	14.64	10.82	13.62	7.78	(5.55)
Less distributions from:
Net investment income	(0.12)	(0.06)	(0.18)	(0.05)	(0.01)
Net realized gains	—	(0.51)	—	(0.24)	(1.60)
Total distributions	(0.12)	(0.57)	(0.18)	(0.29)	(1.61)
Proceeds from redemption fees collected (Note 2)	—	0.00 (b)	—	—	—
Net asset value at end of year	$82.75	$68.23	$57.98	$44.54	$37.05
Total return (c)	21.47%	18.76%	30.65%	21.18%	(13.23%)
Net assets at end of year (000’s)	$220,387	$175,560	$153,316	$115,836	$96,982
Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.02%	1.05%	1.06%	1.09%	1.08%
Ratio of net expenses to average net assets (d)(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (a)(d)(e)	(0.04%)	0.20%	0.18%	0.45%	0.03%
Portfolio turnover rate	1%	2%	5%	6%	13%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced its fees (Note 4).

(d)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.

(e)	Ratio was determined after management fee reductions and/or expense reimbursements/recoupments (Note 4).

See accompanying notes to financial statements.

7

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1. Organization

Meehan Focus Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Fund was reorganized into the Trust on October 23, 2017. It was formerly a series of Meehan Mutual Funds, Inc. Other series of the Trust are not incorporated into this report.

The Fund’s investment objective is to seek long-term growth of capital.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The management team of Edgemoor Investment Advisors, Inc. (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities valuation – The Fund’s portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), if any, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy

8

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$208,072,353	$—	$—	$208,072,353
Money Market Funds	12,331,345	—	—	12,331,345
Total	$220,403,698	$—	$—	$220,403,698

9

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2026.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 7 calendar days of the date of purchase. During the years ended August 31, 2026 and 2025, proceeds from redemption fees, recorded in capital, totaled $0 and $494, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. The amount of

10

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the years ended August 31, 2026 and 2025 was as follows:

	Ordinary	Long-Term	Total
Year Ended	Income	Capital Gains	Distributions
August 31, 2026	$289,266	$10,582	$299,848
August 31, 2025	$250,972	$1,184,435	$1,435,407

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2026:

Tax cost of investments	$55,541,366
Gross unrealized appreciation	$164,951,041
Gross unrealized depreciation	(88,709)
Net unrealized appreciation	164,862,332
Accumulated capital and other losses	(33,855)
Undistributed long-term capital gains	1,296,501
Distributable earnings	$166,124,978

Net qualified late year losses, incurred after December 31, 2025, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended August 31, 2026, the Fund deferred $33,855 of qualified late year losses to September 1, 2026.

11

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended August 31, 2026, the Fund reclassified $38,451 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2026, the Fund did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Fund.

3. Investment Transactions

During the year ended August 31, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, and in-kind transactions, if any, were $2,255,445 and $2,440,611, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until March 1, 2027, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses, such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2026, the Adviser reduced its management fees in the amount of $52,618.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii)

12

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the expense limitation in effect at the time the expenses to be repaid were incurred. During the year ended August 31, 2026, the Adviser recouped $5,429 of prior years’ management fee reductions and expense reimbursements. As of August 31, 2026 the Adviser may seek recoupment of management fee reductions totaling $207,270 no later than the dates listed below:

August 31, 2027	$78,687
August 31, 2028	75,965
August 31, 2029	52,618
Total	$207,270

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of August 31, 2026, no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

13

MEEHAN FOCUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

7. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of August 31, 2026, the Fund had 39.3% of the value of its net assets invested in stocks within the Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

MEEHAN FOCUS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Meehan Focus Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Meehan Focus Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2026

15

MEEHAN FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2026, the Fund designated $10,582 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended August 31, 2026, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

16

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics is filed herewith

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 6, 2026

*   Print the name and title of each signing officer under his or her signature.